Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Trade and other payables.
Trade payables	$ 195,268	$ 188,721
Short term employee benefits	70,217	84,337
Gross-to-net accruals	39,153	19,478	$ 5,443
Other	5,347	3,142
Total trade and other payables	$ 309,985	$ 295,679